PRINCIPAL ACCOUNTING POLICIES - Recently Accounting Pronouncements (Details) - 2016-02 - Adjustments ¥ in Millions	Jan. 01, 2019 CNY (¥)
Recently Accounting Pronouncements
Right-of-use assets	¥ 800
Lease liabilities	¥ 900